Description of Business - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 02, 2021 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Sep. 02, 2021 KRW (₩) shares	Sep. 02, 2021 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage			32.90%
Business combination consideration transferred | $		$ 825.0
Common stock, shares Issued			2,477,672	2,477,672
Sale Of American Depositary Shares					5,263,000
American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity listing depository receipt ratio					0.05
Common Stock, Value, Outstanding | ₩					₩ 10,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage			12.70%
Proceeds from issuance initial public offering | $	$ 86.0
Payments for underwriting expense | $	$ 8.7
IPO [Member] | American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares Issued					6,316,000
Sale of Stock, Price Per Share | $ / shares						$ 18
DoubleU Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage			67.10%
Stic [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage			20.20%
Sale Of American Depositary Shares					1,053,000